Warrants - Additional Information (Detail) ¥ in Thousands, $ in Thousands						6 Months Ended			12 Months Ended
	Jul. 06, 2018 CNY (¥) shares	Jul. 06, 2018 USD ($) shares	Sep. 25, 2017 shares	Sep. 22, 2017 shares	Oct. 18, 2016 shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 29, 2018 shares
Value of outstanding securities | ¥											¥ 132,332
Fair value gain of warrants for the year								¥ 43,854	¥ (5,644)	$ (799)	¥ (61,405)	¥ 14,027
Series A1 And A2 Preferred Shareholders [Member]
Stock Issued During Period, Shares, New Issues					2,246,744
Series B Preferred Shareholders [Member]
Stock Issued During Period, Shares, New Issues				5,633,780
Series B Onshore Investors [Member]
Stock Issued During Period, Shares, New Issues			2,620,842
Tranche I Of Series B Warrants [Member]
Value of outstanding securities | $							$ 20,000			$ 20,000
Warrants issued and exercised	3,301,849	3,301,849
Series B2 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues						3,301,849	3,301,849		3,301,849	3,301,849
Value of outstanding securities	¥ 132,332	$ 20,000
Warrants issued and exercised													3,301,849
Tranche II of Series B Warrants [Member]
Value of outstanding securities | $							$ 30,000			$ 30,000
Series B Warrants Shares [Member]
Warrants issued and exercised	4,952,773	4,952,773
Fair value gain of warrants for the year | ¥						¥ 0		¥ 43,854	¥ 5,644